Composition of certain financial statement captions - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment Gross	$ 48,668	$ 42,073	$ 33,503
Less accumulated depreciation and amortization	(34,304)	(27,862)	(20,333)
Property and equipment-net	$ 14,364	$ 14,211	13,170
PhreesiaPads and Arrivals Stations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	3 years	3 years
Property and equipment Gross	$ 26,470	$ 22,747	19,936
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	3 years	3 years
Property and equipment Gross	$ 17,093	$ 14,338	9,214
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	3 years	3 years
Property and equipment Gross	$ 2,223	$ 2,166	2,139
Hardware Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	3 years	3 years
Property and equipment Gross	$ 1,024	$ 1,024	709
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	7 years	7 years
Property and equipment Gross	$ 683	$ 647	612
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment Useful Life	2 years	2 years
Property and equipment Gross	$ 1,175	$ 1,151	$ 893